UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-207756-05

Central Index Key Number of the issuing entity: 0001724588

World Omni Auto Receivables Trust 2018-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-207756

Central Index Key Number of the depositor: 0001083199

World Omni Auto Receivables LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001004150

World Omni Financial Corp.

(Exact name of sponsor as specified in its charter)

Peter Sheptak, Assistant Secretary, (954) 429-2174

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Exhibit Index

Exhibit	Description

Exhibit 102	Asset Data File (Schedule AL for a $1,079,641,523.35 pool of receivable)

Exhibit 103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

WORLD OMNI AUTO RECEIVABLES TRUST 2018-A
(Issuing Entity) By: World Omni Financial Corp. (Servicer, not in its individual capacity, but solely as Servicer on behalf of the Issuing Entity)

Date:	January 22, 2018	By:	/s/ Bryan Romano
Bryan Romano
Assistant Treasurer